Related party transactions (Details Textual)	1 Months Ended	12 Months Ended
	Sep. 30, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	May. 31, 2015 USD ($) shares	Jul. 04, 2013 USD ($)
Related Party Transaction [Line Items]
Payment of Related party		$ 1,600,000	$ 1,200,000
Payments for Legal Settlements		200,000
Transitional Services and Separation Agreement [Member]
Related Party Transaction [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased | shares				6,518,656
Stock Repurchase Program, Authorized Amount				$ 750,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		924,757
CBG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		0	168,303
CBG [Member] | Advertising Production [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			400,000
CBG [Member] | Advertising Production [Member] | Management [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		200,000	$ 300,000
LU And Co [Member]
Related Party Transaction [Line Items]
Technology Services Costs | ¥	¥ 15,000
Payments for Fees		$ 9,402
China Branding Company Limited [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount					$ 21,850
Debt Instrument, Interest Rate, Stated Percentage					7.00%